FINANCIAL INCOME AND COSTS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest income	$ 2,196,886	$ 7,931,055	$ 3,249,550
Ipiranga purchase warranty restatement	11,290	7,674	27,219
Recovery of PIS credit and COFINS (1)	1,312,930	5,124,810	39,780,620
Other financial income	4,270,763	1,882,340	2,098,402
Total	7,791,869	14,945,879	45,155,791
Financial costs
Bond interest	48,624,062	45,927,500	38,153,036
Bank loan interest	267,012	1,186,731	1,337,670
Lease interest	1,816,506	1,873,571	2,229,442
Other financial costs	2,284,876	5,785,035	4,488,872
Total	$ 52,992,456	$ 54,772,837	$ 46,209,020